Note 5 - Receivables	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note
5
– Receivables

Accounts and other receivable, net consisted of the following:

	Successor	Predecessor
	December 31,	December 31,
	2016	2015

Trade receivables	$100,660	$460,763
Other receivables	603,015	650,230
	703,675	1,110,993
Less allowance for doubtful accounts	(409,377)	(96,748)
	$294,298	$1,014,245

Other receivables at
December
31,
2016
and
2015
consist primarily of a value added tax receivable, amounts due from Arthrex, and the receivable due from our contract manufacturer for the cost of raw materials required to manufacture the Angel products that were purchased by the Company and immediately resold, at cost, to the contract manufacturer. We assigned all of our rights under the Arthrex Agreement to Deerfield on the Effective Date.  The allowance for doubtful accounts at
December
31,
2016
reflects a full reserve against the value added tax receivable and the receivable due from the contract manufacturer for the Company's former Angel product line.